Investment properties (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Investment Properties [Abstract]
Rental and services income	$ 20,993	$ 19,252	$ 19,678
Direct operating expenses	(5,663)	(5,377)	(6,108)
Development expenditures	(61)	(2,892)	(3,114)
Net realized gain from fair value adjustment of investment properties	575	369	258
Net unrealized (loss) / gain from fair value adjustment of investment properties	$ (24,285)	$ 16,905	$ (4,647)